Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Equity-Income Portfolio℠
March 31, 2024
VIPEI-NPRT1-0524
1.799856.120
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,134,070	37,559,632
Verizon Communications, Inc.	1,350,260	56,656,910
		94,216,542
Entertainment - 0.8%
The Walt Disney Co.	390,000	47,720,400
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (a)	333,460	50,329,118
Media - 1.6%
Comcast Corp. Class A	1,779,833	77,155,761
Interpublic Group of Companies, Inc.	622,973	20,327,609
		97,483,370
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	343,318	56,036,364
TOTAL COMMUNICATION SERVICES		345,785,794
CONSUMER DISCRETIONARY - 4.6%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	474,700	23,312,517
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	299,580	84,466,581
Specialty Retail - 2.5%
Best Buy Co., Inc. (b)	132,500	10,868,975
Burlington Stores, Inc. (a)	182,078	42,276,691
Dick's Sporting Goods, Inc.	24,900	5,599,014
Lowe's Companies, Inc.	103,400	26,339,082
TJX Companies, Inc.	675,774	68,536,999
		153,620,761
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co. (b)	47,100	3,823,578
Tapestry, Inc.	456,000	21,650,880
		25,474,458
TOTAL CONSUMER DISCRETIONARY		286,874,317
CONSUMER STAPLES - 8.8%
Beverages - 1.4%
Keurig Dr. Pepper, Inc.	1,119,300	34,328,931
The Coca-Cola Co.	872,146	53,357,892
		87,686,823
Consumer Staples Distribution & Retail - 3.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	367,800	20,991,929
BJ's Wholesale Club Holdings, Inc. (a)	377,505	28,558,253
Costco Wholesale Corp.	20,000	14,652,600
Dollar Tree, Inc. (a)	298,600	39,758,590
Metro, Inc.	335,900	18,033,035
Target Corp.	83,108	14,727,569
Walmart, Inc.	1,611,735	96,978,095
		233,700,071
Food Products - 0.9%
Bunge Global SA	198,500	20,350,220
Mondelez International, Inc.	544,071	38,084,970
		58,435,190
Household Products - 1.6%
Procter & Gamble Co.	597,244	96,902,839
Personal Care Products - 1.1%
Estee Lauder Companies, Inc. Class A	114,400	17,634,760
Kenvue, Inc.	1,881,091	40,368,213
Unilever PLC	157,900	7,926,871
		65,929,844
TOTAL CONSUMER STAPLES		542,654,767
ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Canadian Natural Resources Ltd. (b)	657,300	50,141,234
ConocoPhillips Co.	635,504	80,886,949
Enterprise Products Partners LP	1,322,144	38,580,162
Exxon Mobil Corp.	1,636,766	190,257,680
Hess Corp.	287,300	43,853,472
Imperial Oil Ltd.	708,735	48,884,952
Phillips 66 Co.	191,400	31,263,276
Valero Energy Corp.	148,234	25,302,061
		509,169,786
FINANCIALS - 20.7%
Banks - 12.9%
Bank of America Corp.	4,471,909	169,574,789
Huntington Bancshares, Inc.	3,163,470	44,130,407
JPMorgan Chase & Co.	1,332,175	266,834,651
M&T Bank Corp.	330,067	48,004,944
PNC Financial Services Group, Inc.	600,800	97,089,280
U.S. Bancorp	979,900	43,801,530
Wells Fargo & Co.	2,207,601	127,952,554
		797,388,155
Capital Markets - 0.7%
BlackRock, Inc. Class A	54,400	45,353,280
Consumer Finance - 0.7%
Capital One Financial Corp.	283,716	42,242,475
Financial Services - 0.9%
Edenred SA	299,500	15,981,296
Visa, Inc. Class A	143,542	40,059,701
		56,040,997
Insurance - 5.5%
American Financial Group, Inc.	272,800	37,231,744
Chubb Ltd.	389,782	101,004,210
Hartford Financial Services Group, Inc.	781,400	80,523,270
Marsh & McLennan Companies, Inc.	236,300	48,673,074
The Travelers Companies, Inc.	300,440	69,143,262
		336,575,560
TOTAL FINANCIALS		1,277,600,467
HEALTH CARE - 12.2%
Biotechnology - 1.5%
AbbVie, Inc.	165,200	30,082,920
Gilead Sciences, Inc.	861,200	63,082,900
		93,165,820
Health Care Providers & Services - 1.9%
Cigna Group	159,109	57,786,798
UnitedHealth Group, Inc.	123,012	60,854,036
		118,640,834
Life Sciences Tools & Services - 1.8%
Danaher Corp.	431,668	107,796,133
Pharmaceuticals - 7.0%
AstraZeneca PLC (United Kingdom)	487,036	65,430,280
Eli Lilly & Co.	61,058	47,500,682
GSK PLC	691,700	14,851,074
Johnson & Johnson	564,958	89,370,706
Merck & Co., Inc.	771,900	101,852,205
Roche Holding AG (participation certificate)	157,431	40,195,132
Royalty Pharma PLC	989,600	30,054,152
Sanofi SA	445,107	43,302,012
		432,556,243
TOTAL HEALTH CARE		752,159,030
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.6%
General Dynamics Corp.	103,600	29,265,964
Huntington Ingalls Industries, Inc.	137,400	40,047,978
Northrop Grumman Corp.	97,001	46,430,499
The Boeing Co. (a)	239,600	46,240,404
		161,984,845
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	254,114	37,768,964
Building Products - 0.6%
Johnson Controls International PLC	577,700	37,735,364
Commercial Services & Supplies - 0.4%
GFL Environmental, Inc.	362,800	12,510,714
Veralto Corp.	144,822	12,839,919
		25,350,633
Construction & Engineering - 0.1%
MDU Resources Group, Inc.	314,492	7,925,198
Electrical Equipment - 1.2%
AMETEK, Inc.	297,452	54,403,971
Regal Rexnord Corp.	88,800	15,992,880
		70,396,851
Ground Transportation - 0.3%
Norfolk Southern Corp.	72,800	18,554,536
Industrial Conglomerates - 3.1%
General Electric Co.	759,020	133,230,781
Hitachi Ltd.	297,800	27,213,098
Siemens AG	158,029	30,173,880
		190,617,759
Machinery - 3.0%
Crane Co.	349,000	47,160,370
Fortive Corp.	434,816	37,402,872
Hillenbrand, Inc.	251,500	12,647,935
ITT, Inc.	645,152	87,760,027
		184,971,204
Professional Services - 0.8%
Experian PLC	367,500	16,013,059
KBR, Inc.	398,066	25,340,882
Paychex, Inc.	45,400	5,575,120
		46,929,061
Trading Companies & Distributors - 0.6%
Watsco, Inc. (b)	81,958	35,403,397
TOTAL INDUSTRIALS		817,637,812
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,968,754	98,260,512
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co.	265,100	16,409,690
IT Services - 1.7%
Accenture PLC Class A	142,800	49,495,908
Amdocs Ltd.	604,633	54,640,684
		104,136,592
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	252,400	49,922,196
NXP Semiconductors NV	318,900	79,013,853
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	685,991	93,329,076
		222,265,125
Software - 2.7%
Gen Digital, Inc.	665,100	14,898,240
Microsoft Corp.	181,550	76,381,716
Roper Technologies, Inc.	131,194	73,578,843
		164,858,799
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	84,129	14,426,441
Samsung Electronics Co. Ltd.	1,092,606	65,408,059
Seagate Technology Holdings PLC	90,300	8,402,415
		88,236,915
TOTAL INFORMATION TECHNOLOGY		694,167,633
MATERIALS - 5.2%
Chemicals - 2.3%
Linde PLC	308,789	143,376,908
Containers & Packaging - 1.4%
Ball Corp.	582,900	39,264,144
Crown Holdings, Inc.	571,559	45,301,766
		84,565,910
Metals & Mining - 1.5%
Freeport-McMoRan, Inc.	2,037,300	95,793,846
TOTAL MATERIALS		323,736,664
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	177,873	35,145,926
Lamar Advertising Co. Class A	532,108	63,539,016
Public Storage	109,696	31,818,422
		130,503,364
UTILITIES - 5.7%
Electric Utilities - 3.8%
Constellation Energy Corp.	310,549	57,404,983
Exelon Corp.	556,249	20,898,275
FirstEnergy Corp.	457,600	17,672,512
NextEra Energy, Inc.	1,097,316	70,129,466
PG&E Corp.	1,211,800	20,309,768
Southern Co.	673,300	48,302,542
		234,717,546
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	206,800	15,743,684
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	354,501	24,690,995
Multi-Utilities - 1.3%
Ameren Corp.	255,858	18,923,258
CenterPoint Energy, Inc.	702,568	20,016,162
Dominion Energy, Inc.	345,600	17,000,064
WEC Energy Group, Inc.	262,225	21,533,917
		77,473,401
TOTAL UTILITIES		352,625,626
TOTAL COMMON STOCKS (Cost $3,695,693,644)		6,032,915,260

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	125,631,632	125,656,758
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	97,293,102	97,302,832
TOTAL MONEY MARKET FUNDS (Cost $222,959,590)		222,959,590

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,918,653,234)	6,255,874,850
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(85,761,254)
NET ASSETS - 100.0%	6,170,113,596

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	77,915,607	258,461,100	210,719,949	1,508,187	-	-	125,656,758	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	33,640,130	90,463,781	26,801,079	12,509	-	-	97,302,832	0.3%
Total	111,555,737	348,924,881	237,521,028	1,520,696	-	-	222,959,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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